Cover Page	12 Months Ended
Dec. 31, 2021 shares
Entity Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-36085
Entity Registrant Name	CNH INDUSTRIAL N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	25 St. James’s Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1A 1HA
Entity Address, Country	GB
Entity Common Stock, Shares Outstanding	1,356,077,000
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001567094
Secretary
Entity Information [Line Items]
Entity Address, Address Line One	25 St. James's Street
Entity Address, City or Town	London
Entity Address, Postal Zip Code	SW1A 1HA
Entity Address, Country	GB
Contact Personnel Name	Roberto Russo
City Area Code	39
Local Phone Number	011 0072257
Contact Personnel Fax Number	0207930 6603
Contact Personnel Email Address	roberto.russo@cnhind.com
Common Shares, par value €0.01
Entity Information [Line Items]
Title of 12(b) Security	Common Shares, par value €0.01
Trading Symbol	CNHI
Security Exchange Name	NYSE
4.50% Notes due 2023
Entity Information [Line Items]
Title of 12(b) Security	4.50% Notes due 2023
Trading Symbol	CNHI23
Security Exchange Name	NYSE
3.850% Notes due 2027
Entity Information [Line Items]
Title of 12(b) Security	3.850% Notes due 2027
Trading Symbol	CNHI27
Security Exchange Name	NYSE